Stockholders' Equity and Regulatory Capital (Details) - Schedule of regulatory capitals $ in Thousands	Jun. 30, 2020 USD ($)
First federal savings and loan association of hazard [Member] | Community bank leverage ratio [Member]
Risk-based capital:
Common Equity Tier 1 capital ratio, Actual Amount	$ 18,256
Common Equity Tier 1 capital ratio, Actual Ratio	21.90%
Minimum Requirement For Capital Adequacy Purposes Amount	$ 3,740
Minimum Requirement For Capital Adequacy Purposes Ratio	8.00%
First federal savings bank of kentucky [Member] | Community bank leverage ratio [Member]
Risk-based capital:
Common Equity Tier 1 capital ratio, Actual Amount	$ 29,898
Common Equity Tier 1 capital ratio, Actual Ratio	12.10%
Minimum Requirement For Capital Adequacy Purposes Amount	$ 15,153
Minimum Requirement For Capital Adequacy Purposes Ratio	8.00%
Common equity tier 1 capital ratio [Member] | Risk based capital [Member]
Risk-based capital:
Common Equity Tier 1 capital ratio, Actual Amount	$ 50,962
Common Equity Tier 1 capital ratio, Actual Ratio	27.60%
Minimum Requirement For Capital Adequacy Purposes Amount	$ 8,305
Minimum Requirement For Capital Adequacy Purposes Ratio	4.50%
Tier 1 core capital ratio [Member] | Risk based capital [Member]
Risk-based capital:
Common Equity Tier 1 capital ratio, Actual Amount	$ 50,962
Common Equity Tier 1 capital ratio, Actual Ratio	27.60%
Minimum Requirement For Capital Adequacy Purposes Amount	$ 11,073
Minimum Requirement For Capital Adequacy Purposes Ratio	6.00%
Total capital ratio [Member] | Risk based capital [Member]
Risk-based capital:
Common Equity Tier 1 capital ratio, Actual Amount	$ 50,962
Common Equity Tier 1 capital ratio, Actual Ratio	27.60%
Minimum Requirement For Capital Adequacy Purposes Amount	$ 14,764
Minimum Requirement For Capital Adequacy Purposes Ratio	8.00%
Tier 1 leverage capital to average assets [Member] | Leverage capital [Member]
Risk-based capital:
Common Equity Tier 1 capital ratio, Actual Amount	$ 50,962
Common Equity Tier 1 capital ratio, Actual Ratio	15.40%
Minimum Requirement For Capital Adequacy Purposes Amount	$ 13,220
Minimum Requirement For Capital Adequacy Purposes Ratio	4.00%